Long Term Deposits and Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Long Term Deposits and Other Assets [Abstract]
Schedule of Long Term Deposits and Other Assets

Long term deposits and other assets consist of the following:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Rent deposits	457	269	37
Advertising deposits	269	637	87
Long term deposits and other assets	726	906	124